INITIAL PUBLIC OFFERING	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cik0001819516 Aspirational Consumer Lifestyle Corp
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 23,974,632 Units, inclusive of 1,474,632 Units sold to the underwriters on October 2, 2020 upon the underwriters’ election to partially exercise their over-allotment option (see Note 9), at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 23,974,632 Units, inclusive of 1,474,632 Units sold to the underwriters on October 2, 2020 upon the underwriters’ election to partially exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).